Consolidated Statements of Cash Flows (Parenthetical)	Dec. 31, 2021 shares
CASH FLOWS FROM OPERATING ACTIVITIES
Common stock, shares issued (in shares)	36,383,937
Element 1 Corp. Ardmore Shipping (Bermuda) Limited
CASH FLOWS FROM OPERATING ACTIVITIES
Common stock, shares issued (in shares)	950,000